Loans and borrowings - Terms and conditions of Mezzanine debt facility (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 10, 2023 USD ($) D item $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Jun. 16, 2023 shares	Apr. 14, 2023 $ / shares
Loans and borrowings
Number of shares purchased for each warrant | shares					1
Ordinary shares, Par value (in dollars per share) | $ / shares						$ 0.0001
Exercise price of warrants | $ / shares		$ 0.0001
Fair value of compound embedded derivative		$ 79,244	$ 98,527	$ 7,443
Financial liability		$ 685,757	$ 868,386	$ 290,151
Mezz Warrants
Loans and borrowings
Number of transferrable share purchase warrants issued | shares		3,187,500	3,187,500	0
Financial liabilities at fair value through profit or loss
Loans and borrowings
Financial liability		$ 220,955	$ 307,841	$ 7,442
Financial liabilities measured at amortised cost
Loans and borrowings
Financial liability		464,802	560,545	$ 282,709
Mezzanine Debt Facility
Loans and borrowings
Total funding available to the Group	$ 135,000
Number of transferrable share purchase warrants issued | shares	3,187,500
Number of shares purchased for each warrant | shares	1
Ordinary shares, Par value (in dollars per share) | $ / shares	$ 0.0001
Exercise price of warrants | $ / shares	$ 12.5
Number of times by which ordinary shares trading price exceeds the exercise price of warrants, considered for acceleration of the exercise date of Mezz Warrants | item	2
Number of consecutive trading days, considered for acceleration of the exercise date of Mezz Warrants | D	20
Number of days written notice required for redemption of the borrowings | D	5
Prepayment interest premium (as a percent)	4.00%
Financial liability	$ 79,237
Discount and transaction costs incurred		3,700
Mezzanine Debt Facility | Mezz Warrants
Loans and borrowings
Fair value of compound embedded derivative	13,665
Mezzanine Debt Facility | Mezz Facility embedded derivative
Loans and borrowings
Fair value of compound embedded derivative	$ 42,098
Mezzanine Debt Facility | Financial liabilities at fair value through profit or loss | Mezz Warrants
Loans and borrowings
Fair value of compound embedded derivative		11,066	16,906
Discount and transaction costs incurred		100
Mezzanine Debt Facility | Financial liabilities at fair value through profit or loss | Mezz Facility embedded derivative
Loans and borrowings
Fair value of compound embedded derivative		34,713	$ 42,635
Discount and transaction costs incurred		300
Mezzanine Debt Facility | Financial liabilities measured at amortised cost
Loans and borrowings
Discount and transaction costs incurred		$ 3,300
Mezzanine Debt Facility | Minimum
Loans and borrowings
Interest rate in addition to Interest Rate Margin (as a percent)	2.00%